TAXES ON INCOME	12 Months Ended
Dec. 31, 2019
Disclosure of taxes on income [Abstract]
TAXES ON INCOME
Note 21: -	Taxes on Income

a.	Tax laws applicable to the Company

Law for the Encouragement of Industry (Taxes), 1969

The Law for the Encouragement of Industry (Taxes), 1969 (the “Encouragement of Industry Law”), provides several tax benefits for “Industrial Companies.” Pursuant to the Encouragement of Industry Law, a company qualifies as an Industrial Company if it is a resident of Israel and at least 90% of its income in any tax year (exclusive of income from certain defense loans) is generated from an “Industrial Enterprise” that it owns. An Industrial Enterprise is defined as an enterprise whose principal activity, in a given tax year, is industrial activity.

An Industrial Company is entitled to certain tax benefits, including: (i) a deduction of the cost of purchases of patents, know-how and certain other intangible property rights (other than goodwill) used for the development or promotion of the Industrial Enterprise in equal amounts over a period of eight years, beginning from the year in which such rights were first used, (ii) the right to elect to file consolidated tax returns, under certain conditions, with additional Israeli Industrial Companies under its control, and (iii) the right to deduct expenses related to public offerings in equal amounts over a period of three years beginning from the year of the offering.

Eligibility for benefits under the Encouragement of Industry Law is not contingent upon the approval of any governmental authority. The Company believes that it currently qualifies as an industrial company within the definition of the Industry Encouragement Law. The Company cannot confirm that the Israeli tax authorities will agree that the Company qualifies, or, if qualified, that it will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

Law for the Encouragement of Capital Investments, 1959

Tax benefits prior to Amendment 60

The Company’s facilities in Israel have been granted Approved Enterprise status under the Law for the Encouragement of Capital Investments, 1959, commonly referred to as the “Investment Law”. The Investment Law provides that capital investments in a production facility (or other eligible assets) may be designated as an Approved Enterprise. Until 2005, the designation required advance approval from the Investment Center of the Israel Ministry of Industry, Trade and Labor. Each certificate of approval for an Approved Enterprise (“Certificate of Approval”) relates to a specific investment program, delineated both by the financial scope of the investment and by the physical characteristics of the facility or the asset.

Under the Approved Enterprise programs, a company is eligible for governmental grants (“Grants Track”). Under the Grants Track the Company is eligible for investments grants awarded at various rates according to the development area in which the plant is located: in Development Zone A the rate is 24% and in Development Zone B the rate is 10%. In addition to the above grants, the Company is eligible to tax exemption at the first two years of the benefit period (as define below) and is subject to reduced corporate tax of 10% to 25% during the remaining five to eight years (depending on the extent of foreign investment in the Company) of the benefit period. The benefits period is limited to the earlier of 12 years from completion of the investment or commencement of production (“Year of Operation”), or 14 years from the year in which the certificate of approval was obtained.

The benefit period for part of the Company plants has ended by 2017.

Under the Investment Law a company may elect to receive an alternative package comprised of tax benefits (“Alternative Track”) instead of the above mentioned grants Track. Under the Alternative Track, a company’s undistributed income derived from an Approved Enterprise is exempt from corporate tax for an initial period of two to ten years (depending on the geographic location of the Approved Enterprise within Israel which begins in the first year that the Company realizes taxable income from the Approved Enterprise following the year of operation (as define below). After expiration of the initial tax exemption period, the Company is eligible for a reduced corporate tax rate of 10% to 25% for the following five to eight years, depending on the extent of foreign investment in the Company (as shown in the table below). The benefits period is limited to 12 years from the Year of Operation, or 14 years from the year in which the certificate of approval was obtained, whichever is earlier.

Tax benefits under Amendment 60

On April 1, 2005, an amendment to the Investment Law was effected (“Amendment 60”). The amendment revised the criteria for investments qualified to receive tax benefits. An eligible investment program under the amendment will qualify for benefits as a Privileged Enterprise (rather than the previous terminology of Approved Enterprise).

Pursuant to the Amendment, to be entitled to receive the tax benefits, a company must make an investment in the Privileged Enterprise exceeding a certain percentage or a minimum amount specified in the Investments Law. Such investment may be made over a period of no more than three years ending at the end of the year in which the company requested to have the tax benefits apply to the Privileged Enterprise (the “Year of Election”).

The Company received a Tax Ruling from the Israeli Tax Authority that its activity is an industrial activity and the Company will be eligible for the status of a Privileged Enterprise, provided that it meets the requirements under the ruling. The Year of Election is 2009.The Company also obtained 2012 as a Year of Election.

The duration of tax benefits is subject to a limitation of the earlier of 7 to 10 years (depending on the extent of foreign investment in the company) from the first year in which the company generated taxable income (at, or after, the year of election) , or 12 years from the first day of the Year of Election. The amendment does not apply to investment programs approved prior to December 31, 2004. The new tax regime applies to new investment programs only.

The tax benefits available under Approved Enterprise or Privileged Enterprise relate only to taxable income attributable to the specific Approved Enterprise or Privileged Enterprise, and the Company’s effective tax rate will be the result of a weighted combination of the applicable rates.

Tax Exemption Period	Reduced Tax Period	Rate of Reduced Tax	Percent of Foreign Ownership
2/10 years	5/0 years	25%	0-25%
2/10 years	8/0 years	25%	25-49%
2/10 years	8/0 years	20%	49-74%
2/10 years	8/0 years	15%	74-90%
2/10 years	8/0 years	10%	90-100%

The benefits available to an Approved Enterprise and a Privileged Enterprise are conditioned upon terms stipulated in the Investment Law and the related regulations and the criteria (for an Approved Enterprise) set forth in the applicable certificate of approval. If the Company does not fulfill these conditions, in whole or in part, the benefits can be cancelled and may be required to refund the amount of the benefits, linked to the Israeli consumer price index plus interest. The Company believes that its Privileged Enterprise programs currently operate in compliance with all applicable conditions and criteria.

In the event that a company declares and pays dividends from tax-exempt income, the company will be taxed on the otherwise exempt income at the same reduced corporate tax rate that would have applied to that income. Payment of dividends derived from income that was taxed at reduced rates, but not tax-exempt, does not result in additional tax consequences to the company. Shareholders who receive dividends derived from Approved Enterprise or Privileged Enterprise income are generally taxed at a rate of 15%, which is withheld and paid by the company paying the dividend, if the dividend is distributed during the benefits period or within the following 12 years (the limitation does not apply to a Foreign Investors Company, which is a company that more than 25% of its shares owned by non-Israeli residents).

Preferred Enterprise

Tax Benefits under the 2011 Amendment

As of January 1, 2011 new legislation amending to the Investment Law was effected (the “2011 Amendment”). Pursuant to the amendment a new status of “Preferred Company” and “Preferred Enterprise”, replacing the existed status of “Privileged Company” and “Privileged Enterprise”. Similarly to “Beneficiary Company”, a Preferred Company is an industrial company owning a Preferred Enterprise which meets certain conditions (including a minimum threshold of 25% export). However, under this new legislation the requirement for a minimum investment in productive assets was cancelled.

Under the 2011 Amendment, a uniform corporate tax rate will apply to all qualifying income of the Preferred Company, as opposed to the former law, which was limited to income from the Approved Enterprises and Beneficiary Enterprise during the benefits period. The uniform corporate tax rate will be 7% in Development Area A, and 12.5% elsewhere in Israel.

On August 5, 2013, the “Knesset” issued the Law for Changing National Priorities (Legislative Amendments for Achieving Budget Targets for 2013 and 2014), which consists of Amendment 71 to the Encouragement Law (“the Amendment”). According to the Amendment, the tax rate on preferred income from a Preferred Enterprise in 2014 and onwards will be 9% in Development Area A, and 16% elsewhere in Israel.

The Amendment also prescribes that any dividends distributed to individuals or foreign residents from the preferred enterprise’s earnings as above will be subject to tax at a rate of 20% from 2014 and onwards (or a reduced rate under an applicable double tax treaty). Upon a distribution of a dividend to an Israeli company, no withholding tax is remitted.

In December 2016, the Israeli “Knesset” amended the Investment Law. According to the amendment, effective from January 1, 2017 the tax rate on:

1.	Preferred income from a preferred enterprise will be 16% (in development area A – 7.5% instead of 9%).
2.	Preferred income resulting from IP in a preferred technology enterprise will be 12% (in development area A – 7.5%).
3.	Preferred income resulting from IP in a special preferred technology enterprise will be 6%.
4.	Any dividends distributed from technology enterprise earnings to a foreign company that qualifies the provisions that are detailed in the law, will be subject to tax at a rate of 4%.

The Company has evaluated the effect of the adoption of the Amendment on its tax position, and as of the date of the approval of the financial statements, the Company believes that it will not apply the Amendment. The Company may elect to adopt the amendment in the future.

b.	Tax rates applicable to the Company (other than the applicable preferred tax)

In December 2016, the Israeli “Knesset” approved, as part of the economic efficiency law (Legislative Amendments for Achieving Budget Targets for 2017 and 2018), a reduction of the corporate tax rate in 2017 from 25% to 24%, and in 2018 from 24% to 23%.

The Israeli corporate income tax rate was 23% in 2019 and 2018 and 24% in 2017.

c.	Tax assessments

The Company has finalized tax assessments through the end of tax year 2013.

d.	Carry forward losses for tax purposes and other temporary differences

As of December 31, 2019, the Company has carry forward losses and other temporary differences in the amount of $ 47,400 thousands. Final tax assessments for the years 2015 onwards could have an impact on the balance of carry forward tax losses for which deferred tax asset was not recognized. During 2019, the Company recorded deferred tax asset at an amount of $ 1,311 thousands representing utilization of $ 20,484 thousands of its carry forward losses in the foreseeable future. The Company did not record deferred tax asset for the remaining portion of its carry forward losses due to estimation that their utilization in the foreseeable future is not probable.

e.	Uncertain tax positions

The Company analyzed uncertainty involving income taxes on its financial statements and whether it has any potential impact on the financial statements. As of December 31, 2019 and 2018, the application of IFRIC 23 did not have a material effect on the financial statements.

f.	Deferred taxes:

The Company initially recorded deferred tax assets for carry forward losses and other temporary differences, as their utilization in the foreseeable future is estimated to be probable. Below is the roll forward for deferred taxes:

Total
U.S Dollars in thousands

Balance at January 1, 2019	$2,048
Amount carried to profit and loss	(726)
Amount carried to other comprehensive income	(11)

Balance as of December 31, 2019	$1,311

Deferred tax liabilities have not been recognized for the immaterial temporary differences associated with investments in subsidiaries because the disposal of these subsidiaries in the foreseeable future is not probable and because distributions of dividends by these companies are not subject to tax.

g.	Composition:

	Statements of financial position		Statements of profit or loss
	December 31,		Year ended December 31,
	2019	2018	2019	2018	2017
	U.S Dollars in thousands
Deferred tax liabilities:

Financial assets measured at fair value through other comprehensive income	(32)	(12)
Revaluation of derivatives	(4)

Deferred tax assets:

Carryforward tax losses	1,330	2,056	(726)	(1,944)	-
Employee benefits	25	1
Issuance of sheers
Revaluation of derivatives		3

Deferred tax income (expenses)			(726)	(1,944)

Deferred tax assets, net	$1,311	$2,048

The deferred taxes are reflected in the statement of financial position as follows:

	December 31,
	2019	2018
	NIS in thousands

Non-current assets	$1,311	$2,048

h.	Taxes on income

	Year ended December 31,
	2019	2018	2017
	U.S. Dollars in thousands
Current taxes	$-	$-	$129
Deferred tax expenses (income)	726	(1,944)	-
Taxes in respect of prior years	4	(11)	140

Taxes on income	$730	$(1,955)	$269

i.	Theoretical tax

The table below represent the reconciliation between the statutory tax rate and the effective tax rate as recorded in profit or loss

Year ended December 31,
2019
U.S. Dollars in thousands
Gain before taxes on income	$22,981
Statutory tax rate	23%
Tax calculated using the statutory tax rate	5,286

Increase (decrease) in taxes resulting from permanent differences - the tax effect:

Adjustment of deferred tax balances following a change in tax rates	(356)
Taxable income with preferred income tax rates by virtue of the Encouragement Law	(3,747)
Tax exempt income, income subject to special tax rates and nondeductible expenses and other	(105)
Increase in unrecognized tax losses in the year	(352)
Prior year taxes	4

Tax on income	$730
Effective tax rate	3.2%

Year ended December 31,
2018
U.S. Dollars in thousands
Gain before taxes on income	$20,341
Statutory tax rate	23%
Tax calculated using the statutory tax rate	4,678

Carry-forward tax losses utilization for which no deferred taxes were provided, net	(4,678)
Temporary differences for which deferred taxes are initially recognized	(1,944)
Prior year taxes	(11)

Tax on income	$(1,955)
Effective tax rate	9.6%